SHAREBASED COMPENSATION (Details 4)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
SHARE-BASED COMPENSATION (Tables)
RSUs outstanding, beginning	5,691,899	2,754,099
RSUs granted	1,958,000	3,345,750
RSU's exercised	(760,329)	(238,949)
RSUs forfeited	(1,087,729)	(169,001)
RSUs vested, ending	1,997,677	970,670
RSUs outstanding, ending	5,801,841	5,691,899
RSUs outstanding, weighted average fair value, beginning	$ 0.52	$ 0.70
RSUs granted, weighted average fair value	1.44	0.38
RSUs exercised, weighted average fair value	0.56	0.69
RSUs forfeited, weighted average fair value	0.63	0.59
RSUs outstanding, weighted average fair value, ending	0.80	0.52
RSUs vested, weighted average fair value, ending	$ 0.59	$ 0.69